ACCOUNTS PAYABLE, ACCRUALS AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Seamless Group Inc [Member]
SCHEDULE OF ACCOUNTS PAYABLE AND OTHER PAYABLES

Accounts payable, accruals and other payables consisted of the following:

	December 31,
	2023	2022
	US$	US$

Accounts payable	10,541	17,871
Safeguarding liabilities	1,983,116	5,787,354
Accruals	5,424,194	4,878,896
Prefunding from remittance customers	35,584,882	40,910,632
Incentives received for credit card program	699,655	700,521
Prefunding from airtime customers	758,419	874,889
Current portion of finance lease liabilities	-	-
Cash received for the subscription of Convertible Promissory Note	1,056,765	1,058,005
Accrued interest	7,614,719	3,990,177
Tax payable	29,808	11,102
Other payables	826,132	716,938
	53,988,231	58,946,385